FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2017
FAIR VALUE MEASUREMENT
12.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured cash and cash equivalents at fair value on a recurring basis. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

As of September 30, 2016 and 2017, available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Long-term investments include a contingent consideration due to some pre-agreed conditions. Refer to Note 11. Those investments and the contingent consideration payable were measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Year ended September 30, 2016
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2016	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	53,677	53,677	—	—
Short-term investments:
Available-for-sale securities	150	—	150	—
Long-term investments:
Available-for-sale securities	637	—	637	—

Total assets measured at fair value	54,464	53,677	787	—

	Year ended September 30, 2017
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2017	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	60,526	60,526	—	—
Long-term investments:
Available-for-sale securities	4,297	—	4,297	—

Total assets measured at fair value	64,823	60,526	4,297	—

Contingent consideration payable (Note 11)	3,231	—	—	3,231

Total Liabilities measured at fair value	3,231	—	—	3,231

Redeemable preferred shares do not have a quoted market rate and the Company measured their fair value based on recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement.

The fair value of the short term borrowing and long-term bank borrowing were classified as level 2 as set out in Note 15.

When no recent transactions are available, a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sale, discount of lack of marketability, investee’s time to IPO as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

The fair value of the contingent consideration payable was measured using the Monte Carlo simulation model. The fair value was determined by calculating the net present value of the expected payment using significant inputs that were not observable in the market as of September 30, 2017, based on the following assumptions: (1) expected volatility of 5%, (2) discount rate of 16.8%, and (3) expected life of 0.32 of a year.

Measured and disclosed fair value on a nonrecurring basis

The Group measures goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.